INVENTORY	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
INVENTORY

NOTE 7 - INVENTORY:

Composed as follows:

	September 30,	December 31,
	2024	2023
	USD in thousands
Raw materials and supplies	290	445
Work in progress	37	34
Finished goods	1	25
	328	504

During the period ended September 30, 2024, no impairment occurred.

NOTE 4 - INVENTORY:

	December 31,
	2023	2022
	USD in thousands
Raw materials and supplies	445	438
Work in progress	34	148
Finished goods	25	44
	504	630

During the years 2023 and 2022, no impairment occurred.